SEGMENTS - Assets allocated and trade receivables (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Asset Reconciling Item [Line Items]
Assets allocated by reportable segment	$ 4,095.7	$ 4,286.1	$ 4,213.5
Institutional
Segment Reporting, Asset Reconciling Item [Line Items]
Assets allocated by reportable segment		492.2	481.4
Food & Beverage
Segment Reporting, Asset Reconciling Item [Line Items]
Assets allocated by reportable segment		132.2	153.9
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Assets allocated by reportable segment		$ 3,661.7	$ 3,578.2